Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	$ 134,926	¥ 874,023	¥ 1,027,919
Liabilities measured at fair value on recurring basis	417,943	2,707,352	2,874,204
Share-settled bonuses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis	6,384	41,352	14,913
Redeemable Noncontrolling Interest
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis	15,437	100,000	100,000
Bank Time Deposits | Short-term investments | Held-to-maturity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis			11,242
Fixed rate principal guaranteed investments | Short-term investments | Held-to-maturity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis			900,000
Floating Rate Principal Unguaranteed Investments | Short-term investments | Held-to-maturity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	15,792	102,300
Cash equivalents | Bank Time Deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	119,134	771,723	116,667
Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis	338,656	2,193,744	2,211,274
Due to related parties | Business Acquisition Contingent Consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis	57,466	372,256	548,017
Quoted prices in active markets for identical assets and liabilities (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis		771,723	127,919
Liabilities measured at fair value on recurring basis		2,193,744	2,211,274
Quoted prices in active markets for identical assets and liabilities (Level 1) | Bank Time Deposits | Short-term investments | Held-to-maturity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis			11,242
Quoted prices in active markets for identical assets and liabilities (Level 1) | Cash equivalents | Bank Time Deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis		771,723	116,667
Quoted prices in active markets for identical assets and liabilities (Level 1) | Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis	$ 338,656	2,193,744	2,211,274
Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis		102,300	900,000
Significant other observable inputs (Level 2) | Fixed rate principal guaranteed investments | Short-term investments | Held-to-maturity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis			900,000
Significant other observable inputs (Level 2) | Floating Rate Principal Unguaranteed Investments | Short-term investments | Held-to-maturity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis		102,300
Unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis		513,608	662,930
Unobservable inputs (Level 3) | Share-settled bonuses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis		41,352	14,913
Unobservable inputs (Level 3) | Redeemable Noncontrolling Interest
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis		100,000	100,000
Unobservable inputs (Level 3) | Due to related parties | Business Acquisition Contingent Consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis		¥ 372,256	¥ 548,017